Transfers of Financial Assets	12 Months Ended
Dec. 31, 2021
Transfers and Servicing [Abstract]
Transfers of Financial Assets
9.	Transfers of Financial Assets
We have receivables purchase arrangements with unrelated third parties to liquidate portions of our trade accounts receivable balance. The receivables relate to products sold to customers and are short-term in nature. The factorings are treated as sales of our accounts receivable. Proceeds from the transfers reflect either the face value of the accounts receivable or the face value less factoring fees.
We terminated our programs in the U.S. and Japan in the fourth quarter of 2020. We acted as the collection agent on behalf of the third party, but had no significant retained interests or servicing liabilities related to the accounts receivable sold. As of December 31, 2020, we had collected and remitted or repurchased all factored receivables at the time of the termination of those programs in 2020.
In Europe, we sell to a third party and have no continuing involvement or significant risk with the factored accounts receivable.
Funds received from the transfers are recorded as an increase to cash and a reduction of accounts receivable outstanding in the consolidated balance sheets. We report the cash flows attributable to the sale of the receivables to third parties in cash flows from operating activities in our consolidated statements of cash flows. Net expenses resulting from the sales of receivables are recognized in selling, general and administrative expense. Net expenses include any resulting gains or losses from the sales of receivables, credit insurance and factoring fees.
For the years ended December 31, 2021, 2020 and 2019, we sold receivables having an aggregate face value of $153.4 million, $1,269.2 million and $2,989.8 million to third parties in exchange for cash proceeds of $152.3 million, $1,267.6 million and $2,987.6 million, respectively. Expenses recognized on these sales during the years ended December 31, 2021, 2020 and 2019 were not significant. For the years ended December 31, 2020 and 2019, under the U.S. and Japan programs, we collected $1,258.2 million and $2,749.6 million, respectively, from our customers and remitted that amount to the third party, and we effectively repurchased $139.5 million and $166.0 million, respectively, of previously sold accounts receivable from the third party due to the programs’ revolving nature. The initial collection of cash from customers and its remittance to the third party is reflected in net cash provided by/(used in) financing activities in our consolidated statements of cash flows. No amounts were unremitted to third parties as of December 31, 2021 and 2020.